STOCK OPTION PLANS	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
STOCK OPTION PLANS
7. STOCK OPTION PLANS

The following tables set forth information on our equity compensation plans.

All options that the Company granted during the three months ended March 31, 2012 were granted at the per share fair market value on the grant date. Vesting of options differs based on the terms of each option. The Company utilized the Black-Scholes option pricing model and the assumptions used for each period are as follows:

	Three Months Ended March 31,
	2012	2011
Weighted average risk free interest rate	1.03%	2.56%
Weighted average life (in years)	6.11	6.0
Weighted average volatility	89.00%	89.64%
Expected dividend yield	0%	0%
Weighted average grant-date fair value per share of options granted	$0.88	$0.84
Estimated forfeiture rate	5%	0%

A summary of stock option activity for the three months ended March 31, 2012 is presented below:

Outstanding Options
Number of Shares		Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (1)
Balance at December 31, 2011	6,179,377	$1.19	7.52
Options granted (2)	386,000	$1.20	9.83
Exercised	—	—	—
Forfeited/cancelled	(75,000)	$1.40	—	—
Balance at March 31, 2012	6,490,377	$1.19	7.41	$3,173,326
Vested and exercisable as of March 31, 2012	3,823,878	$1.35	6.45	$1,679,334
Unvested and expected to vest as of March 31, 2012	2,533,278	$0.95	8.78	$1,419,334

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the closing stock price of $1.50 of the Company’s common stock at March 31, 2012.
(2)	Includes 230,000 non-qualified options and 40,000 incentive stock options that were issued outside the 2005 and 2009 stock option plans which are all outstanding as of March 31, 2012.

The total grant date fair value of stock options granted during the three months ended March 31, 2012 and 2011 was $341 thousand and $73 thousand, respectively. For the three months ended March 31, 2012 and 2011, stock based compensation was $199 thousand and $150 thousand, respectively.

As of March 31, 2012, there was $1.9 million of unrecognized compensation costs related to outstanding employee stock options. This amount is expected to be recognized over a weighted average period of 2.66 years. To the extent the forfeiture rate is different from what the Company anticipated, stock-based compensation related to these awards will be different from the Company’s expectations.

14. STOCK OPTION PLANS

In November 2005, the Company approved the Amended and Restated 2005 Stock Option and Restricted Stock Plan (the “2005 SOP”). The 2005 SOP reserves 2,000,000 shares of common stock for grants of incentive stock options, nonqualified stock options, warrants and restricted stock awards to employees, non–employee directors and consultants performing services for the Company. Options granted under the 2005 SOP have an exercise price equal to or greater than the fair market value of the underlying common stock at the date of grant and become exercisable based on a vesting schedule determined at the date of grant.  The options generally expire 10 years from the date of grant.  Restricted stock awards granted under the 2005 SOP are subject to a vesting period determined at the date of grant.  As of December 31, 2011 1,257,132 shares remain available under this plan.

In August 2009, the Company approved the 2009 Stock Option Plan (the “2009 SOP”).  The 2009 SOP reserves 3.0 million shares of common stock for grants of incentive stock options, nonqualified stock options, warrants and restricted stock awards to employees, non–employee directors and consultants performing services for the Company.  Options granted under the 2009 SOP have an exercise price equal to or greater than the fair market value of the underlying common stock at the date of grant and become exercisable based on a vesting schedule determined at the date of grant. The options generally expire 10 years from the date of grant.  Restricted stock awards granted under the 2009 SOP are subject to a vesting period determined at the date of grant. As of December 31, 2011, 825,123 shares remain outstanding under this plan.

All options that the Company granted during the years ended December 31, 2011 and 2010 were granted at the per share fair market value on the grant date. Vesting of options differs based on the terms of each option. The Company utilized the Black-Scholes option pricing model and the assumptions used for each period are as follows:

	Year Ended December 31,
	2011	2010
Weighted average risk free interest rate	1.63%	1.81%
Weighted average life (in years)	6.07	5.47
Weighted average volatility	91%	98%
Expected dividend yield	0%	0%
Weighted average grant-date fair value per share of options granted	$0.76	$0.64

The dividend yield of zero is based on the fact that the Company has never paid cash dividends and has no present intention to pay cash dividends on its common stock. Expected volatility is based on the historical weekly volatility of the Company’s common stock over the period commensurate with the expected life of the options. The risk-free interest rate is based on rates published by the Federal Reserve Board.  The expected life is based on observed and expected time to post-vesting exercise. The expected forfeiture rate is based on past experience and employee retention data. Forfeitures are estimated at the time of the grant and revised in subsequent periods if actual forfeitures differ from those estimates or if the Company updates its estimated forfeiture rate.  Such amounts will be recorded as a cumulative adjustment in the period in which the estimate is changed.

A summary of stock option activity for the year ended December 31, 2011 is presented below:

Outstanding Options
			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average Exercise	Contractual Life	Intrinsic Value
Number of Shares		Price	(years)	(1)
Balance at December 31, 2009	5,821,000	$1.41	8.96	$—
Options Granted (2)	4,687,877	$0.89	9.04
Exercised	—	—	—	—
Forfeited/Cancelled	(2,536,928)	$1.76	8.89
Balance at December 31, 2010	7,971,949	$1.11	7.35	—
Options Granted	437,000	$1.02	9.57
Exercised	(500,000)	$0.75	—	—
Forfeited/Cancelled	(1,729,572)	$0.92	—	—
Balance at December 31, 2011	6,179,377	$1.19	7.52	$2,044,176
Vested and exercisable as of December 31, 2011	3,601,494	$1.38	6.55	$984,324
Unvested and expected to vest as of December 31, 2011	2,449,062	$0.92	8.87	$1,006,880

(1)
The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the closing stock price of $1.30 of the Company’s common stock at December 31, 2011.

(2)	Includes 1,500,000 non-qualified options and 950,000 incentive stock options that were issued outside the 2005 and 2009 stock option plans which are all outstanding as of December 31, 2011.

The total grant date fair value of stock options granted during the years ended December 31, 2011 and 2010 was $333 thousand and $3.2 million, respectively. During the years ended December 31, 2011 and 2010, the Company recognized stock-based compensation expense relating to stock options of $701 thousand and $1.6 million, respectively.

During 2010, the Company entered into a Release and Separation Agreement with the Company’s former CEO, former members of the board of directors and former employees, pursuant to which their respective stock option grants were modified.  In connection with these modifications, the Company recorded incremental stock based compensation expense, based on the change in fair value of the modified options, of $294 thousand for the year ended December 31, 2010.

As of December 31, 2011, there was approximately $1.8 million of unrecognized compensation costs related to outstanding employee stock options. This amount is expected to be recognized over a weighted average period of 2.73 years. To the extent the forfeiture rate is different from what the Company anticipated; stock-based compensation related to these awards will be different from the Company’s expectations.